Troubled Debt Restructuring	6 Months Ended
Sep. 30, 2024
Troubled Debt Restructuring [Abstract]
Troubled Debt Restructuring
5	Troubled Debt Restructuring

7.7% Debenture

On September 25, 2024, the Company entered into a settlement agreement with Blacksoil Capital Private Limited (lender). As per the agreement, the lender has agreed to waive off 25% of the outstanding amount and the Company agrees to make full settlement of its outstanding amount (net of 25% waiver) by November 15, 2024 (original date was October 31, 2024) and in case of default, the Company is liable to pay fixed coupon interest @10% p.a. on the revised outstanding amount for the period starting October 31, 2024 till December 15, 2024 (“Long stop date”). Further, in case the payment is not made till the Long stop date, the lender has the right to revoke all, or any part of the settlement agreed pursuant to the above agreement.

Furthermore, with respect to the payment due on October 31, 2024, the lender has agreed for a grace period until November 15, 2024, without any interest.

The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60. The gain on troubled debt restructuring recorded during the three months ended September 30, 2024 is $83,937.

Mercury car Rentals limited

During the three months ended September 30, 2024, the Company has entered into a new arrangement with Mercury Car Rentals Limited whereby the lender has waived off entire penal interest amounting to $31,996 charged due to non-payment of bullet payment which was due in January, 2024. As per the agreed terms, the company was to make payment in 3 installments (1st installment - $59,692 to be paid in September 2024, 2nd installment - $35,815 to be paid by October 31, 2024 and 3rd installment - $119,384 to be paid by November 30, 2024). As of date, the company has paid the 1st installment amounting to $59,692 and 2nd installment amounting to $35,815. Further, if the Company is unable to pay the 3rd instalment due on November 30, 2024, the penalty interest waiver will become null, and void and default interest @ 24% will be applicable starting from February 2024 till the final settlement date.

The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60. Gain on troubled debt restructuring recorded during the three months ended September 30,2024 is $32,063.

Accounts Payable

During the three months ended September 30, 2024, the Company carried out negotiations with its vendors and as per the revised agreements with the vendors, they have granted a short-term deferral in payments or/and reduction in outstanding liability. As a part of the agreement, they cannot initiate any new proceedings and/or are required to withdraw (if previously initiated) any legal notices or proceedings against the Company until the payments are due in accordance with the revised agreed terms.

The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60. The Company has recorded a net gain on troubled debt restructuring in the Condensed Consolidated Statements of Operations during the three months ended September 30, 2024 amounting to $236,447.

Accounting considerations

The Company assessed the transactions under the guidance of ASC 470-60 Troubled Debt Restructuring to determine if the transactions qualified as troubled debt restructuring. For a payable restructuring to be considered troubled, the debtor must be experiencing financial difficulty, and the creditor must have granted a concession. The Company is experiencing financial difficulties such as continuous default in debt repayments, significant doubt about the ability of the Company to continue as a going concern, threat of being delisted from an exchange and vendors/lenders have granted concessions during the three months ended September 30, 2024, hence the Company has accounted the concessions in accordance with ASC 470-60. The outstanding liability of the restructured payables is significantly less than the carrying value of old payables and in accordance with the guidance in ASC 470-60, gain on restructuring is recorded as the difference between future undiscounted cash flows and the carrying value.

The total gain on troubled debt restructuring recorded during the three months ended September 30, 2024 is $352,447. Basic EPS was increased by $0.49 ($0.0049 prior to Reverse Stock Split) as a result of these gains.